SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates:

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant judgment and estimates are used for revenue recognition, allowances for credit losses on accounts receivable and sales returns, tax valuation allowances, inventory write-down, impairment of property, plant and equipment, deferred costs, accrued product warranty costs, provisions for contract losses, investment impairments, going concern assessment, stock-based compensation expense, and loss contingencies among others. Actual results could differ materially from those estimates.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid instruments with maturities of three months or less when acquired. Approximately 44.5%, or $15.1 million and 12.1%, or $5.3 million of cash and cash equivalents were held by the Company’s subsidiaries in the United States as of December 31, 2025 and 2024, respectively. The remainder was held by the other UTStarcom entities throughout the world. As of December 31, 2025 and 2024, approximately 29.5%, or $10.0 million and 39.2%, or $17.2 million, of the Company’s cash and cash equivalents were held by its subsidiaries in China, respectively. China imposes currency exchange controls on transfers of cash outside of China.

Restricted Cash:

As of December 31, 2025, the Company had short-term restricted cash of $6.6 million, and long-term restricted cash of $2.0 million. As of December 31, 2024, the Company had short-term restricted cash of $6.8 million, and long-term restricted cash of $2.4 million. These amounts primarily collateralize the Company’s issuances of performance guarantee, warranty, and standby and commercial letters of credit.

Investments:

The Company’s investments consist principally of debt securities classified as “available for sale”, equity method investments, equity securities with readily determinable fair values and equity securities without readily determinable fair values. The investments in equity securities in which the Company does not have the ability to exercise significant influence are accounted for under ASC 321, “Investments—Equity Securities”. For those investments without readily determinable fair values, the Company elects to record those investments using the measurement alternative that measures those investments at cost, less impairment, plus or minus subsequent adjustments for observable price changes. The Company discontinues the use of the measurement alternative when those investments have readily determinable fair values as quoted by market exchanges, and remeasures those investments at fair value with changes in fair value recorded in earnings. Before ASC 321 was effective, the investments on which the Company does not have the ability to exercise significant influence were accounted for using the cost method.

The investments in equity securities of privately held companies in which the Company has the ability to exercise significant influence, but does not own a majority equity interest or otherwise control are accounted for under ASC 323, “ Investments-Equity Method and Joint Ventures ” using the equity method. Investments in debt securities classified as available for sale are measured at fair value under ASC 320, “Investments-Debt Securities.” Unrealized holding gains and losses for available-for-sale securities are excluded from earnings and reported in other comprehensive income until realized, except as indicated in the following paragraph.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

Revenue Recognition:

The Company recognizes revenue in accordance with ASC 606. The core principle of ASC 606 is that revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. To determine the appropriate amount of revenue to be recognized for arrangements determined to be within the scope of ASC 606, for each customer contract, the Company performed the following five steps:

1.
Identify the contract with a customer;
2.
Identify the performance obligations in the contract;
3.
Determine the transaction price;
4.
Allocate the transaction price to the performance obligations in the contract; and
5.
Recognize revenue when or as the Company satisfies a performance obligation.

The Company accounts for a contract with a customer that is within the scope of ASC 606 when all of the following criteria are met: (i) the arrangement has been approved by the parties and the parties are committed to perform their respective obligations, (ii) each party's rights regarding the goods or services to be transferred can be identified, (iii) the payment terms for the goods or services to be transferred can be identified, (iv) the arrangement has commercial substance and (v) collection of substantially all of the consideration to which the Company will be entitled in exchange for the goods or services that will be transferred to the customer is probable.

Performance obligations promised in a contract are identified based on the services and the products that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the services and the products either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services and the products is separately identifiable from other promises in the contract. The Company’s performance obligations consist of (i) sales of communication equipment with embedded software, (ii) provision of installation and commission service, and (iii) provision of annual maintenance service. The software component is not considered distinct as the software component is integral to the functionality of the communication equipment.

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services and products to the customer. Some sales agreements have performance guarantees covering a certain timeframe. If there is an underperformance event, the Company may incur liquidation damages as a percentage of the total purchase price. Such performance guarantees represent a form of variable consideration and are estimated at the contract inception at the best estimate and updated at the end of each reporting period as additional performance data becomes available and only to the extent that it is probable that a significant reversal of any revenue will not occur. Variable consideration includes estimates for sales credits, which are based on historical level and specific criteria outlined in the sales contracts, and other factors known at the time. The Company generally invoices customers for equipment and services upon meeting certain milestones. Customer invoices are generally due within 30 to 90 days after issuance. The Company’s contracts with customers typically do not include significant financing components as the period between the transfer of performance obligations and timing of payment are generally within one year.

The Company allocates the transaction price based on the estimated standalone selling price. The Company develops assumptions that require judgment to determine the standalone selling price for each performance obligation identified in the contract. The Company utilizes key assumptions to determine the standalone selling price, which may include other comparable transactions, pricing considered in negotiating the transaction and the estimated costs. Certain variable consideration is allocated specifically to one or more performance obligations in a contract when the terms of the variable consideration relate to the satisfaction of the performance obligation and the resulting amounts allocated to each performance obligation are consistent with the amounts the Company would expect to receive for satisfying each performance obligation.

Revenue is recognized when a customer obtains control of promised goods or services at an amount that reflects the consideration that is expected to be received in exchange for those goods or services. The Company utilizes judgment to assess the nature of the each identified performance obligation to determine whether a performance obligation is satisfied over time or at a point in time.

Revenue from sales of communication equipment is recognized at a point in time, which is generally upon delivery. Shipping and handling costs are not considered performance obligations and are included in cost of sales as incurred. Revenue from provision of installation and commission service is recognized at a point in time when the service is completed. Revenue from provision of annual maintenance services is recognized over time on a ratable basis over the contract term. For the years ended December 31, 2025, 2024 and 2023, revenue recognized at a point in time was $3.0 million, $3.6 million and $7.3 million, respectively, and revenue recognized over time was $6.0 million, $7.3 million and $8.5 million, respectively.

Product Warranty:

The Company provides a warranty on its equipment and terminal sales for periods generally ranging from one to two years from the time of final acceptance. At times, the Company has entered into arrangements to provide limited warranty services for periods longer than two years. The Company provides for the expected cost of product warranties at the time that revenue is recognized based on an assessment of past warranty experience and when specific circumstances dictate. The Company assesses the adequacy of its recorded warranty liability every quarter and makes adjustments to the liabilities if necessary. From time to time, the Company may be subject to additional costs related to non-standard warranty claims from its customers. If and when this occurs, the Company estimates additional accruals based on historical experience, communication with its customers and various assumptions that the Company believes to be reasonable under the circumstances. Such additional warranty accruals are recorded in the period in which the additional costs are identified. Upon expiration of the warranty period, any remaining specific warranty accrual is reversed and recorded as a reduction of cost of sales.

Receivables:

Although the Company evaluates customer credit worthiness prior to a sale, the Company provides an allowance for credit losses on trade and notes receivable when collection may no longer be reasonably assured. The Company assesses collectability of receivables based on a number of factors including analysis of customer creditworthiness, historical payment history, the Company’s ability to collect payment, length of time an individual receivable balance is outstanding and current and future economic conditions.

Allowance for credit losses:

The Company accounts for accounts receivable in accordance with ASC 326: Measurement of Credit Losses on Financial Instruments”, which introduces an expected loss approach using macroeconomic data, referred to as a current expected credit losses (“CECL”) methodology.

The Company makes estimates of the lifetime expected credit losses for accounts receivable with similar risk characteristics on a pool basis. For each pool, the Company first estimates its recovery period based on relevant historical accounts receivable collection information, and then estimates the credit allowances based on the recovery period, the historical distribution of each aging bucket, and the impact of macroeconomic factors. Expected credit losses are recorded as selling, general and administrative expenses in the consolidated statements of comprehensive loss. Changes in these estimates and assumptions could materially affect the credit losses.

Inventories:

Inventories consist of product held at the Company’s manufacturing facility and warehouses, as well as finished goods at customer sites for which the customer has taken possession but, based on specific contractual terms, title has not yet passed to the customer. The Company may ship inventory to existing customers that require additional equipment to expand their existing networks prior to the signing of an expansion contract. Inventories are stated at the lower of cost and net realizable value. The Company continually monitors inventory valuation for potential losses and obsolete inventory at its manufacturing facilities as well as at customer sites. Adjustments are recorded to write down the cost of inventory to estimated net realizable value, which is dependent upon the factors such as inventory aging, historical and forecasted consumer demand, and market conditions that impact pricing. Write-downs are recorded in cost of revenues in the consolidated statements of comprehensive loss.

Deferred Costs:

Deferred cost balances are the unamortized cost of post-contract customer support over a period of time of certain legacy contracts. The Company amortizes the deferred revenue and related costs of goods sold over the post-contract support period.

Property, Plant and Equipment:

Property, plant and equipment are recorded at cost and are stated net of accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful lives or the term of the lease. When assets are disposed of, the cost and related accumulated depreciation are removed and the resulting gains or losses are included in results of operations. The Company generally depreciates its property, plant and equipment over the following periods:

Years
Equipment and furniture	5
Computers and software	2 - 3
Automobiles	5
Leasehold improvements	Lesser of the lease term or estimated useful life

Depreciation expense was $0.2 million, $0.3 million, and $0.2 million, for the years ended December 31, 2025, 2024 and 2023, respectively.

Impairment of Long-Lived Assets:

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If undiscounted expected future cash flows are less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying amount over the fair value of the assets. Long-lived assets that are to be sold are measured at the lower of book value or fair value less cost to sell.

Advances:

Advances from customers represent cash received from customers before revenue recognition for the purchase of the Company’s products.

Advertising Costs:

The Company expenses all advertising costs as incurred. Payment to customers for marketing development costs are accounted for as incurred as a reduction of the revenue associated with customers. Advertising costs were less than $0.1 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Operating Leases:

At the inception of each arrangement, the Company determine if the arrangement is a lease or contains an embedded lease and review the facts and circumstances of the arrangement to classify lease assets as operating or finance leases under Topic 842. As a practical expedient, the Company has elected that for all leases, where it is the lessee, not to separate non-lease components from lease components and instead to account for all lease and non-lease components associated with each lease as a single lease component.

The Company leases office space under operating lease agreements with initial lease terms up to five years. The Company has entered into various non-cancelable operating lease agreements for its office space. These leases have lease periods that expire no later than 2021 to 2026. Some of these lease agreements have options to extend the lease terms for an additional period subject to mutual negotiations and agreements with the lessor. The Company considered all renewal options that were reasonably certain to be exercised and are considered in determining the lease term at the inception of the lease.

The Company measures lease liabilities based on the present value of the total remaining lease payments. To determine the present value of future minimum lease payments, the Company used the implicit rate when readily determinable. When the implicit rate is not available, the Company applies its incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company estimates its incremental borrowing rate based on an analysis of interest rates published by banks.

Treasury Stock:

Treasury stock is recorded at cost and represents shares repurchased by the Company.

Stock-Based Compensation:

Stock-based compensation expense for all share-based payment awards granted to employees is determined based on the grant-date fair value. Stock-based compensation expense for restricted stock awards is measured based on the closing fair market value of the Company’s ordinary shares on the date of grant. Stock-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated by the Black-Scholes model. The Company elects to recognize the effect of forfeitures in compensation costs when they occur. Stock-based compensation is expensed ratably on a straight-line basis over the requisite service period, which is generally the vesting term of the share-based payment awards. The performance-based restricted stock units are subject to the attainment of goals determined by the Compensation Committee of the Company’s Board of Directors. The Company records the relevant stock-based compensation for the performance-based restricted stock units based on the probability of meeting the performance conditions.

Accumulated Other Comprehensive Income (“AOCI”):

AOCI consisted of foreign currency translation adjustments. The changes in AOCI, including the amounts reclassified to income, were as follows:

Foreign currency
translation and
unrealized gains
(losses), net
of tax
(in thousands)
Balance at December 31, 2023	$50,913
Unrecognized loss on foreign currency translation	(1,906)
Balance at December 31, 2024	$49,007
Unrecognized loss on foreign currency translation	(891)
Balance at December 31, 2025	$48,116

Income Taxes:

The Company is subject to income taxes in both the United States and numerous foreign jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determining the provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes the tax benefit (expense) from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company recognizes interest expense and penalties related to income tax matters as part of the provision for income taxes.

The Company recognizes deferred income taxes as the difference between the tax basis of assets and liabilities and their financial statement amounts based on enacted tax rates. Management judgment is required in the assessment of the recoverability of our deferred tax assets based on its assessment of projected taxable income. Numerous factors could affect the Company’s results of operations in the future. If there is a significant decline in the Company’s future operating results, management’s assessment of the recoverability of the Company’s deferred tax assets would need to be revised, and any such adjustment to the Company’s deferred tax assets would be charged to income in that period. If necessary, the Company records a valuation allowance to reduce deferred tax assets to an amount which management believes is more likely than not to be realized. Changes in estimates of taxable income in the future could result in reversal of the valuation allowances which would be credited to income in the year of reversal.

Financial Instruments:

Financial instruments consist of cash and cash equivalents, short and long-term investments, notes receivable, accounts receivable and payable and accrued liabilities. The carrying amounts of cash and cash equivalents, accounts receivable and payable, notes receivable, and accrued liabilities approximate their fair values because of the short-term nature of those instruments. The fair value of short and long-term investments in debt and equity securities is determined based on quoted market prices or available information about investees.

Foreign Currency Translation:

The Company’s operations are conducted through international subsidiaries where the local currency is the functional currency and the financial statements of those subsidiaries are translated from their respective functional currencies into U.S. Dollars which is the functional and reporting currency of the Company. All foreign currency assets and liabilities are translated at the period-end exchange rate and all revenues and expenses are translated at the average exchange rate for the period. The effects of translating the financial statements of foreign subsidiaries into U.S. Dollars are reported as a cumulative translation adjustment, a separate component of accumulated other comprehensive income in shareholders’ equity.

The foreign currency translation gain (loss) related to the remeasurement of transactions denominated in other than the functional currency is included in other income (expense), net in the consolidated statements of comprehensive loss. In connection with this remeasurement process, the Company recorded gains of less than $0.1 million, $0.5 million and $1.9 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Earnings per Share:

Basic earnings per share is computed by dividing the net income (loss) available to shareholders by the weighted average number of the Company’s ordinary shares outstanding, as applicable, during the period, which excludes unvested restricted stock. Diluted earnings per share reflects the amount of net income (loss) available to each ordinary share outstanding during the period plus number of additional shares that would have been outstanding if potentially dilutive securities had been issued. The Company’s potentially dilutive ordinary shares include outstanding stock options, unvested restricted stock, restricted stock units and performance-based units. The following table summarizes the total potential ordinary shares that were excluded from the diluted per share calculation, because their effect was anti-dilutive.

	Years ended December 31,
	2025	2024	2023
	(in thousands)
Anti-dilutive stock options and awards/units outstanding	352	371	357
Total(1)	352	371	357

(1)
Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions. For the years ended December 31, 2025, 2024 and 2023, no potential ordinary shares were dilutive because of the net loss incurred in those years, therefore basic and dilutive earnings per share were the same.

Recently Adopted Accounting Standards:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. This ASU should be applied prospectively with the option to apply the standard retrospectively. The Company adopted ASU 2023-09 prospectively for the fiscal year beginning January 1, 2025. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements:

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires additional disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. This ASU should be applied prospectively with the option to apply the standard retrospectively. The Company is currently evaluating the disclosure impact of adopting ASU 2024-03.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years. Early adoption is permitted. This ASU should be applied prospectively. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.